Guggenheim Macro Opportunities Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Macro Opportunities Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 524
Expense Example, with Redemption, 3 Years	797
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	1,922
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	2,375
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,272
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	$ 1,664